Summary of Significant Accounting Policies (Details) - Schedule of carrying values of financial instruments - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of carrying values of financial instruments [Abstract]
Current portion of long-term loan	$ 1,156,938	$ 4,571,452	$ 5,373,859
Long-term loan	279,555	1,425,475	1,855,294
Total	$ 1,436,493	$ 5,996,927	$ 7,229,153